Commitments	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments
13.	Commitments.
The Company, at December 31, 2020, had entered into various contracts to develop and maintain real estate with remaining commitments totaling $6,177,000.